Schedule of Provision of Long-Term Receivables (Detail)	12 Months Ended
Dec. 31, 2015 CNY (¥)
Allowance (Reversal of Allowance) of Long-Term Receivable [Line Items]
Provision of long term receivables	¥ 8,439,580
Total	¥ 8,439,580